REVENUE RECOGNITION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue Recognition and Deferred Revenue [Abstract]
Interchange income	$ 29.5	$ 27.9	$ 23.9
Credit card expense	$ 15.1	$ 13.6	$ 12.2